UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   February 11, 2011


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 82


Form 13F Information Table Value Total: $109,265





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3718    43080 SH       SOLE                    39740              3340
AT&T Corp.                     COM              00206r102      268     9125 SH       SOLE                     8325               800
Altria Group                   COM              02209S103      624    25337 SH       SOLE                    24962               375
American Express               COM              025816109      481    11200 SH       SOLE                    11200
Avon Products                  COM              054303102     1292    44475 SH       SOLE                    42300              2175
BP Plc ADR                     COM              055622104      447    10125 SH       SOLE                    10125
Bed Bath & Beyond              COM              075896100      289     5875 SH       SOLE                     5875
Berkshire Hathaway A           COM              084670108     3734       31 SH       SOLE                       21                10
Berkshire Hathaway B           COM              084670207     7608    94974 SH       SOLE                    92259              2715
Cablevision Systems            COM              12686C109     2231    65916 SH       SOLE                    58350              7566
Cimarex Energy Co.             COM              171798101      310     3500 SH       SOLE                     3500
Cintas Corp.                   COM              172908105      646    23115 SH       SOLE                    22115              1000
Citigroup, Inc.                COM              172967101      125    26600 SH       SOLE                    26600
City National                  COM              178566105      233     3800 SH       SOLE                     3800
Clarcor, Inc.                  COM              179895107      279     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     3778    57447 SH       SOLE                    55647              1800
Comcast A SPCL                 COM              20030N200     2714   130410 SH       SOLE                   119635             10775
ConocoPhillips                 COM              20825C104      237     3476 SH       SOLE                     3376               100
Costco Wholesale               COM              22160K105     1903    26350 SH       SOLE                    25250              1100
DIRECTV Group                  COM              25490a101     2423    60684 SH       SOLE                    54997              5687
Delia's, Inc.                  COM              246911101       83    47600 SH       SOLE                    47600
Diageo PLC ADR                 COM              25243Q205     3265    43932 SH       SOLE                    41707              2225
Disney (Walt) Co.              COM              254687106     1100    29330 SH       SOLE                    28355               975
Donegal Group A                COM              257701201      181    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2038    57950 SH       SOLE                    56500              1450
Dress Barn                     COM              261570105      552    20900 SH       SOLE                    20900
Exelon Corp.                   COM              30161n101      772    18550 SH       SOLE                    18150               400
ExxonMobil Corp.               COM              30231G102     3130    42818 SH       SOLE                    35468              7350
Fulton Financial               COM              360271100      114    11046 SH       SOLE                    11046
General Electric               COM              369604103     1117    61050 SH       SOLE                    55250              5800
Genuine Parts                  COM              372460105      282     5500 SH       SOLE                     5500
Goldman Sachs Group            COM              38141G104      252     1500 SH       SOLE                     1500
Harley Davidson                COM              412822108     1208    34840 SH       SOLE                    30490              4350
Helmerich & Payne              COM              423452101      262     5400 SH       SOLE                     5400
Home Depot                     COM              437076102      765    21830 SH       SOLE                    21530               300
Int'l Game Tech.               COM              459902102      369    20850 SH       SOLE                    19550              1300
International Speedway         COM              460335201      423    16157 SH       SOLE                    16157
Interpublic Group              COM              460690100      165    15500 SH       SOLE                    15500
J & J Snack Foods              COM              466032109      376     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3715    60061 SH       SOLE                    56286              3775
Kaman Corp.                    COM              483548103      233     8000 SH       SOLE                     8000
Kraft Foods                    COM              50075n104     1947    61775 SH       SOLE                    56325              5450
Laboratory Corp.               COM              50540R409      336     3825 SH       SOLE                     3825
Leucadia National              COM              527288104      204     7000 SH       SOLE                     7000
Lindsay Corp.                  COM              535555106      208     3500 SH       SOLE                     3500
Loews Corp.                    COM              540424108      392    10080 SH       SOLE                    10080
Lowes Companies                COM              548661107      384    15300 SH       SOLE                    14600               700
Martin Marietta Matrls.        COM              573284106     1660    18001 SH       SOLE                    15611              2390
McDonalds Corp.                COM              580135101      520     6775 SH       SOLE                     6775
Met-Pro Corp.                  COM              590876306      175    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     5477   196222 SH       SOLE                   183522             12700
Mohawk Industries              COM              608190104     3989    70275 SH       SOLE                    66825              3450
Nestle Reg ADR                 COM              641069406     5103    86877 SH       SOLE                    85652              1225
Penn National                  COM              707569109      418    11900 SH       SOLE                    11400               500
Pfizer, Inc.                   COM              717081103      490    27968 SH       SOLE                    15968             12000
Philip Morris Int'l Inc.       COM              718172109     1552    26524 SH       SOLE                    25349              1175
Procter & Gamble               COM              742718109     1354    21040 SH       SOLE                    18815              2225
Progressive Corp.              COM              743315103     3713   186850 SH       SOLE                   159225             27625
Risk, George Ind.              COM              767720204      128    25000 SH       SOLE                    25000
Sara Lee                       COM              803111103      217    12400 SH       SOLE                    12400
T J X Companies                COM              872540109     4823   108658 SH       SOLE                   100308              8350
Teledyne Technologies          COM              879360105      233     5300 SH       SOLE                     5300
Telephone & Data Sys.          COM              879433100      768    21025 SH       SOLE                    20725               300
Thor Industries                COM              885160101      405    11925 SH       SOLE                    11925
Tiffany & Company              COM              886547108     3659    58765 SH       SOLE                    55665              3100
Timberland Co Cl C             COM              887100105      225     9150 SH       SOLE                     9150
Time Warner                    COM              887317105      539    16765 SH       SOLE                    16365               400
U.S. Bancorp                   COM              902973304      373    13825 SH       SOLE                    13075               750
United Health Group            COM              91324P102     1097    30383 SH       SOLE                    29083              1300
Unitrin, Inc.                  COM              913275103      244     9925 SH       SOLE                     6125              3800
Verizon Communications         COM              92343V104      314     8800 SH       SOLE                     8600               200
Wal-Mart Stores                COM              931142103     4129    76553 SH       SOLE                    71303              5250
Walgreen Co.                   COM              931422109     2208    56675 SH       SOLE                    52225              4450
Washington Post Cl B           COM              939640108     1705     3880 SH       SOLE                     3698               182
Watts Water Tech.              COM              942749102      220     6000 SH       SOLE                     6000
Wellpoint Inc.                 COM              94973v107      449     7900 SH       SOLE                     7550               350
Wells Fargo                    COM              949746101     2817    90885 SH       SOLE                    90885
Wesco Financial                COM              950817106      273      740 SH       SOLE                      740
Western Union                  COM              959802109      192    10350 SH       SOLE                    10350
Whirlpool Corp.                COM              963320106     1952    21980 SH       SOLE                    21055               925
Whole Foods Market             COM              966837106      630    12450 SH       SOLE                    12450
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000